Segment reporting (Tables) - Reservoir Holdings Inc And Subsidiaries	12 Months Ended
Mar. 31, 2021
Schedule of total revenue and a reconciliation of OIBDA to operating income by segment

	Music	Recorded
For the Fiscal Year Ended March 31, 2021:	Publishing	Music	Other	Consolidated
	$	$	$	$
Total revenue	67,090,625	13,594,981	1,092,183	81,777,789
Reconciliation of OIBDA to operating income:
Operating income	15,074,983	4,333,644	262,494	19,671,121
Amortization and depreciation	11,791,568	2,230,866	106,170	14,128,604
OIBDA	26,866,551	6,564,510	368,664	33,799,725

	Music	Recorded
For the Fiscal Year Ended March 31, 2020:	Publishing	Music	Other	Consolidated
	$	$	$	$
Total revenue	53,942,236	9,028,496	267,940	63,238,672
Reconciliation of OIBDA to operating income:
Operating income	13,637,115	1,708,568	131,630	15,477,313
Amortization and depreciation	6,653,020	1,770,177	—	8,423,197
OIBDA	20,290,135	3,478,745	131,630	23,900,510

Schedule of total long-lived assets by country

Total long-lived assets by country are as follows as of and for the fiscal years ended March 31:

	2021	2020
	$	$
United States	187,861	339,420
United Kingdom	133,905	263,556
Total	321,766	602,976